TRADE PAYABLES AND ACCRUED LIABILITIES (Details Narrative) $ in Thousands	Jun. 30, 2026 USD ($)
Notes and other explanatory information [abstract]
Previous contract obligations	$ 4,016
VAT receivables	$ 2,123